Right-of-use Assets	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Right-of-use Assets
9.	RIGHT-OF-USE ASSETS
Lease contracts in which the Group is the lessee mainly correspond to:

-	Land and buildings, which include:

(i)
Reservoirs and land necessary to mount surface installations for the underground storage of natural gas, whose contracts have an average term of 4 years and establish minimum guaranteed payments based on the contractual terms and conditions.

(ii)	Permits for the use of ports and land, whose contracts have an average term of 7 years and establish minimum guaranteed payments based on the contractual terms and conditions.

-
Exploitation equipment and facilities, which include drilling and workover equipment and lifting pumps. These contracts with an average term of 7 years, establish minimum guaranteed payments on the basis of the availability the Group has over these assets, and variable payments calculated on the basis of a rate per unit of use (per hour or day).

-	Machinery and equipment, which include:

(i)
Equipment for natural gas compression and power generation, whose contracts have an average term of 6 years and establish minimum payments based on the available power, and variable payments calculated on the basis of a rate per generation unit.

(ii)	Regasification and gas liquefaction equipment, whose contracts have an average term of 4 years and establish minimum guaranteed payments based on the availability the Group has over these assets.

-	Gas stations, whose contracts include the lease of land and associated facilities, have an average term of 10 years and establish payments based on a given quantity of fuel.

-	Transportation equipment, which include:

(i)	Vessels and barges for hydrocarbon transportation, whose contracts have an average term of 3 years and establish minimum guaranteed payments based on the availability the Group has over these assets.

(ii)
Truck fleets, whose contracts have an average term of 3 years and establish variable payments estimated on the basis of a rate per unit of use (per kilometer travelled). In some cases, minimum payments are stipulated based on the availability the Group has over these assets.

The evolution of the Group’s
right-of-use
assets as of December 31, 2025, 2024 and 2023 is as follows:

	Land and buildings	Exploitation facilities and equipment	Machinery and equipment	Gas stations	Transportation equipment	Total
Cost	33	495	283	100	370	1,281
Accumulated depreciation	19	301	209	44	167	740

Balance as of December 31, 2022	14	194	74	56	203	541

Cost
Increases	13	93	169	1	128	404
Translation effect	(1)	-	-	(18)	-	(19)
Adjustment for inflation (2)	-	-	-	11	-	11
Decreases, reclassifications and other movements	(5)	(21)	(1)	-	-	(27)

Accumulated depreciation
Increases	6	119	43	9	111	288	(1)
Translation effect	(1)	-	-	(10)	-	(11)
Adjustment for inflation (2)	-	-	-	6	-	6
Decreases, reclassifications and other movements	-	(4)	-	-	-	(4)

Cost	40	567	451	94	498	1,650
Accumulated depreciation	24	416	252	49	278	1,019

Balance as of December 31, 2023	16	151	199	45	220	631

Cost
Increases	12	16	219	11	186	444
Translation effect	-	-	-	(3)	-	(3)
Adjustment for inflation (2)	1	-	-	14	-	15
Decreases, reclassifications and other movements	(1)	(15)	(59)	(2)	(11)	(88)

Accumulated depreciation
Increases	7	101	88	12	123	331	(1)
Translation effect	-	-	-	(3)	-	(3)
Adjustment for inflation (2)	1	-	-	10	-	11
Decreases, reclassifications and other movements	-	(15)	(56)	(1)	(11)	(83)

Cost	52	568	611	114	673	2,018
Accumulated depreciation	32	502	284	67	390	1,275

Balance as of December 31, 2024	20	66	327	47	283	743

Cost
Increases	-	37	40	-	139	216
Translation effect	-	-	-	(8)	-	(8)
Adjustment for inflation (2)	-	-	-	5	-	5
Decreases, reclassifications and other movements	(7)	(19)	(4)	-	(51)	(81)

Accumulated depreciation
Increases	6	35	111	11	180	343	(1)
Translation effect	-	-	-	(6)	-	(6)
Adjustment for inflation (2)	-	-	-	4	-	4
Decreases, reclassifications and other movements	(1)	(2)	-	-	-	(3)

Cost	45	586	647	111	761	2,150
Accumulated depreciation	37	535	395	76	570	1,613

Balance as of December 31, 2025	8	51	252	35	191	537

(1)
Includes
286
,
270
and 220 that were charged to “Depreciation of
right-of-use
assets” line in the statement of comprehensive income for the years ended December 31, 2025, 2024 and 2023, respectively, (see Note 27), and includes 57, 61 and 68 that were capitalized in “Property, plant and equipment” in the statement of financial position (see Note 8).

(2)
Corresponds to the adjustment for inflation of opening balances of right-of-use
assets of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

Likewise, in accordance with IFRS 8,
right-of-use
assets are geographically located in Argentina.